  SUPPLEMENT DATED SEPTEMBER 5, 2025
  TO THE PROSPECTUS DATED MAY 1, 2025
  FOR AUL AMERICAN UNIT TRUST

This supplement amends certain information in the above-referenced prospectus:

1.) The Appendix: Funds Available Under the Contract to the Prospectus is revised to add the following Funds:
						Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only		Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
6-77	Y	Mid Cap Growth	Fidelity Growth Strategies K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.45		26.89	12.44	N/A
6-79	C	World Stock	JHancock Global Environmental Opps R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Pictet Asset Management SA	0.85	*	3.52	N/A	N/A
6-79	W	Mgd Asset Allocation	BlackRock LifePath® Index 2070 K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.09	*	N/A	N/A	N/A
6-79	X	Mgd Asset Allocation	State Street Target Retirement 2070 K: Class Other Investment Adviser: SSIM Funds Management Inc	0.09	*	N/A	N/A	N/A
6-79	Y	Specialty	PGIM US Real Estate R6: Class Retirement Investment Adviser: PGIM Investments LLC PGIM Real Estate; PGIM Real Estate (UK) Limited	1.01		13.14	6.09	N/A
6-7	C4	Mgd Asset Allocation	PGIM Target Date 2065 R6: Class Retirement Investment Adviser: PGIM Investments LLC PGIM DC Solutions LLC	0.25	*	14.39	9.08	N/A
6-7	C6	Mgd Asset Allocation	PGIM Target Date 2070 R6: Class Retirement Investment Adviser: PGIM Investments LLC PGIM DC Solutions LLC	0.25	*	N/A	N/A	N/A
6-7	C7	Mgd Asset Allocation	PIMCO Realpath Blend 2070 Institutional: Class Inst Investment Adviser: PIMCO	0.15	*	N/A	N/A	N/A
6-7	CC	Large Cap Value	American Beacon Large Cap Value R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Barrow Hanley Mewhinney & Strauss LLC; Hotchkis and Wiley Capital Mgmt LLC; Massachusetts Financial Services Company	0.62		15.24	10.39	N/A

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund's prospectus for additional information.

  SUPPLEMENT DATED SEPTEMBER 5, 2025
  TO THE PROSPECTUS DATED MAY 1, 2025
  FOR AUL AMERICAN UNIT TRUST (continued)

						Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only		Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
6-7	CM	Short Term Bond	Baird Short-Term Bond Investor: Class Inv Investment Adviser: Robert W. Baird & Co. Incorporated	0.55		4.73	1.84	1.87
6-7	CN	Large Cap Value	Fidelity Advisor® Equity Dividend Inc M: Class M Investment Adviser: Fidelity Management & Research Company LLC FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.08		N/A	N/A	N/A
6-7	F3	Large Cap Growth	Invesco American Franchise R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.63		35.19	16.16	14.46
6-7	F4	Mgd Asset Allocation	T. Rowe Price Retirement 2070 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		N/A	N/A	N/A
6-7	F6	Mgd Asset Allocation	T. Rowe Price Retirement 2070 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		N/A	N/A	N/A
6-7	F7	Mgd Asset Allocation	T. Rowe Price Retirement 2070 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		N/A	N/A	N/A
6-7	FC	Large Cap Blend	Fidelity Advisor® Dividend Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31		N/A	N/A	N/A
6-7	FF	Specialty	Franklin Gold and Precious Metals Adv: Class Adv Investment Adviser: Franklin Advisers, Inc.	0.67		17.83	5.13	6.88
6-7	FG	Intermediate Term Bond	MassMutual Core Bond I: Class Inst Investment Adviser: MML Investment Advisers, LLC Barings LLC; Baring International Investment Ltd	0.34	*	3.87	0.56	1.83
6-76	P	World Stock	Fidelity Advisor® Global EquityInc Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd	0.82		N/A	N/A	N/A

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund's prospectus for additional information.

  SUPPLEMENT DATED SEPTEMBER 5, 2025
  TO THE PROSPECTUS DATED MAY 1, 2025
  FOR AUL AMERICAN UNIT TRUST (continued)

					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only		Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
6-77	M	Large Cap Blend	Fidelity Advisor® Growth & Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.08	N/A	N/A	N/A
6-77	N	Mgd Asset Allocation	Fidelity Freedom Blend 2070 K6: Class Retirement Investment Adviser: FMR Inc	0.27	N/A	N/A	N/A
6-77	P	Mgd Asset Allocation	Fidelity Advisor Freedom 2070 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	N/A	N/A	N/A
6-77	R	Mgd Asset Allocation	Fidelity Freedom Index 2070 Investor: Class Inv Investment Adviser: Fidelity Management & Research Company LLC	0.12	N/A	N/A	N/A
6-77	T	Mgd Asset Allocation	Fidelity Freedom Index 2070 Instl Prem: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.08	N/A	N/A	N/A
6-77	V	Mgd Asset Allocation	Fidelity Freedom Index 2070 Premier: Class A Investment Adviser: Fidelity Management & Research Company LLC	0.05	N/A	N/A	N/A
6-77	W	Mgd Asset Allocation	Fidelity Advisor Freedom 2070 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19	N/A	N/A	N/A
6-77	X	Mgd Asset Allocation	Fidelity Advisor Freedom 2070 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69	N/A	N/A	N/A

  SUPPLEMENT DATED SEPTEMBER 5, 2025
  TO THE PROSPECTUS DATED MAY 1, 2025
  FOR AUL AMERICAN UNIT TRUST (continued)

2.) The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been liquidated:
Fund Name
JHancock Income Presv Blend Ptf R6
AB Small Cap Growth R
American Century One Choice 2025 A
Invesco Income Advantage Intl A
Invesco Income Advantage Intl R5
American Century One Choice 2025 Inv
American Century One Choice 2025 R6
JPMorgan SmartRetirement® Blend 2020 R6
JPMorgan SmartRetirement® Blend 2020 R4
JHancock ESG International Equity R6
JHancock ESG Core Bond R6
Dimensional 2010 Target Dt Rtr Inc Instl
Victory Sophus Emerging Markets R6
State Street Target Retirement 2020 K
PGIM Target Date 2015 R6
JPMorgan SmartRetirement® 2020 R6
PIMCO RealPath Blend 2025 Institutional
American Century One Chc Blnd+ 2015 R6
Western Asset Long Duration Credit R1
Fidelity Advisor Dividend Growth M
Fidelity Advisor Equity Income M
Fidelity Advisor Growth & Income M
Templeton International Bond A

  SUPPLEMENT DATED SEPTEMBER 5, 2025
  TO THE PROSPECTUS DATED MAY 1, 2025
  FOR AUL AMERICAN UNIT TRUST (continued)

3.) The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been closed to new investors:
Fund Name
BlackRock Mortgage-Backed Secs Inv A
Core Plus Bond Fund II CL R1
Putnam Small Cap Growth R6
Invesco Discovery R6
Undiscovered Managers Behavioral Val R6
MassMutual Total Return Bond I
JHancock ESG Large Cap Core R6
Goldman Sachs Technology Opps Inst
Goldman Sachs Technology Opps Svc

4.) The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been re-opened to new investors:
Fund Name
JPMorgan Emerging Markets Equity R6
Fidelity Advisor® Growth & Income M

For additional information about the Funds, please refer to the respective Fund's prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.